Stock-Based Compensation Plans Stock-Based Compensation Plans (All Registrants)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans	Stock-Based Compensation Plans (All Registrants)
Stock-Based Compensation Plans
Exelon grants stock-based awards through its LTIP, which primarily includes performance share awards, restricted stock units, and stock options. At December 31, 2021, there were approximately 33 million shares authorized for issuance under the LTIP. For the years ended December 31, 2021, 2020, and 2019, exercised and distributed stock-based awards were primarily issued from authorized but unissued common stock shares.
The Registrants grant cash awards. The following table does not include expense related to these plans as they are not considered stock-based compensation plans under the applicable authoritative guidance.
The following table presents the stock-based compensation expense included in Exelon's Consolidated Statements of Operations and Comprehensive Income. The Utility Registrants' stock-based compensation expense for the years ended December 31, 2021, 2020, and 2019 was not material.

	Year Ended December 31,
Exelon	2021	2020	2019
Total stock-based compensation expense included in operating and maintenance expense	$95	$37	$40
Income tax benefit	(25)	(9)	(10)
Total after-tax stock-based compensation expense	$70	$28	$30
Exelon receives a tax deduction based on the intrinsic value of the award on the exercise date for stock options and the distribution date for performance share awards and restricted stock units. For each award, throughout the requisite service period, Exelon recognizes the tax benefit related to compensation costs. The following table presents information regarding Exelon’s realized tax benefit when distributed:

	Year Ended December 31,
	2021	2020	2019
Performance share awards	$6	$15	$27
Restricted stock units	6	8	12
Performance Share Awards
Performance share awards are granted under the LTIP. The performance share awards are settled 50% in common stock and 50% in cash at the end of the three-year performance period, except for awards granted to vice presidents and higher officers that are settled 100% in cash if certain ownership requirements are satisfied.
The common stock portion of the performance share awards is considered an equity award and is valued based on Exelon's stock price on the grant date. The cash portion of the performance share awards is considered a liability award which is remeasured each reporting period based on Exelon’s current stock price. As the value of the common stock and cash portions of the awards are based on Exelon’s stock price during the performance period, coupled with changes in the total shareholder return modifier and expected payout of the award, the compensation costs are subject to volatility until payout is established.
For nonretirement-eligible employees, stock-based compensation costs are recognized over the vesting period of three years using the straight-line method. For performance share awards granted to retirement-eligible employees, the value of the performance shares is recognized ratably over the vesting period, which is the year of grant.
Exelon processes forfeitures as they occur for employees who do not complete the requisite service period.
The following table summarizes Exelon’s nonvested performance share awards activity:

	Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested at December 31, 2020(a)	930,392	$43.67
Granted	1,131,788	43.37
Change in performance	713,202	45.59
Vested	(327,551)	38.66
Forfeited	(157,552)	44.45
Undistributed vested awards(b)	(1,067,763)	44.58
Nonvested at December 31, 2021(a)	1,222,516	$44.96
__________
(a)Excludes 1,934,238 and 1,414,661 of performance share awards issued to retirement-eligible employees as of December 31, 2021 and 2020, respectively, as they are fully vested.
(b)Represents performance share awards that vested but were not distributed to retirement-eligible employees during 2021.
The following table summarizes the weighted average grant date fair value and the total fair value of performance share awards vested.

	Year Ended December 31,
	2021(a)	2020	2019
Weighted average grant date fair value (per share)	$43.37	$46.61	$47.37
Total fair value of performance shares vested	44	39	158
Total fair value of performance shares settled in cash	28	63	131
__________
(a)As of December 31, 2021, $26 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted-average period of 1.8 years.
Restricted Stock Units
Restricted stock units are granted under the LTIP with the majority being settled in a specific number of shares of common stock after the service condition has been met. The corresponding cost of services is measured based on the grant date fair value of the restricted stock unit issued.
The value of the restricted stock units is expensed over the requisite service period using the straight-line method. The requisite service period for restricted stock units is generally three to five years. However, certain restricted stock unit awards become fully vested upon the employee reaching retirement-eligibility. The value of the restricted stock units granted to retirement-eligible employees is either recognized ratably over the first six months in the year of grant if the employee reaches retirement eligibility prior to July 1st of the grant year or through the date of which the employee reaches retirement eligibility. Exelon processes forfeitures as they occur for employees who do not complete the requisite service period.
The following table summarizes Exelon’s nonvested restricted stock unit activity:

	Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested at December 31, 2020(a)	1,114,130	$43.67
Granted	879,606	44.21
Vested	(397,526)	44.39
Forfeited	(57,646)	44.98
Undistributed vested awards(b)	(396,515)	43.66
Nonvested at December 31, 2021(a)	1,142,049	$43.52
__________
(a)Excludes 609,934 and 748,165 of restricted stock units issued to retirement-eligible employees as of December 31, 2021 and 2020, respectively, as they are fully vested.
(b)Represents restricted stock units that vested but were not distributed to retirement-eligible employees during 2021.
The following table summarizes the weighted average grant date fair value and the total fair value of restricted stock units vested.

	Year Ended December 31,
	2021(a)	2020	2019
Weighted average grant date fair value (per share)	$44.21	$46.33	$45.65
Total fair value of restricted stock units vested	34	54	92
__________
(a)As of December 31, 2021, $22 million of total unrecognized compensation costs related to nonvested restricted stock units are expected to be recognized over the remaining weighted-average period of 2.3 years.
Stock Options
Non-qualified stock options to purchase shares of Exelon’s common stock were granted through 2012 under the LTIP. The exercise price of the stock options is equal to the fair market value of the underlying stock on the date of option grant. Stock options will expire no later than ten years from the date of grant.
At December 31, 2021 all stock options were vested and there were no unrecognized compensation costs.
The following table presents information with respect to stock option activity:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance of shares outstanding at December 31, 2020	1,265,410	$40.57	0.91	$3
Options exercised	(928,003)	39.45		11
Options expired	(310,400)	43.40
Balance of shares outstanding at December 31, 2021	27,007	$46.47	0.15	$—
Exercisable at December 31, 2021(a)	27,007	$46.47	0.15	$—
__________
(a)Includes stock options issued to retirement eligible employees.
The following table summarizes additional information regarding stock options exercised:

	Year Ended December 31,
	2021	2020	2019
Intrinsic value(a)	$11	$5	$9
Cash received for exercise price	37	18	59
__________
(a)The difference between the market value on the date of exercise and the option exercise price.